OTHER BALANCE SHEET SUPPLEMENTALS (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other accounts receivable and prepaid expenses:
Deferred tax asset	$ 2,122		$ 2,564
Government authorities	1,424		1,818
Prepaid expenses	831		809
Income receivables and grants	33		254
Derivatives	27
Other	96		216
Total other accounts receivable and prepaid expenses	4,533		5,661
Other account payable and accrued expenses:
Employees and payroll accruals	3,358		3,608
Accrued expenses	1,757	[1]	688	[1]
Government authorities	673		570
Advances from customers	731		557
Warranty provision	276		288
Accrued royalties	268		316
Derivatives			372
Deferred tax liability	126		179
Other accrued expenses	106		92
Total other account payable and accrued expenses	7,295		6,670
MRO Services for Aviation Components [Member]
Other account payable and accrued expenses:
Accrued royalties	$ 750		$ 750

[1]	Includes $750 royalties payable to a supplier in the MRO business, following the reconciliation of an audit.